Income Taxes - Income Tax Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Cash income taxes paid	$ 38	$ 49
Canada
Effective Income Tax Rate Reconciliation [Line Items]
Federal	7	1
Alberta | Canada
Effective Income Tax Rate Reconciliation [Line Items]
Provincial:	3	0
Manitoba | Canada
Effective Income Tax Rate Reconciliation [Line Items]
Provincial:	2	0
Saskatchewan | Canada
Effective Income Tax Rate Reconciliation [Line Items]
Provincial:	2	0
U.S.
Effective Income Tax Rate Reconciliation [Line Items]
Foreign:	23	46
Other
Effective Income Tax Rate Reconciliation [Line Items]
Foreign:	$ 1	$ 2